Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income before income taxes as used for income tax purposes
Domestic	$ 712,873	$ 560,395	$ 539,120
Foreign	194,436	181,153	138,664
Total	907,309	741,548	677,784
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of State and local income taxes	1.80%	2.10%	1.60%
Effect of Investment vehicles	(2.10%)	(1.90%)	(1.60%)
Effect of ESOP IRS audit settlement		10.10%
Effect of Domestic production activities	(1.90%)	(2.40%)	(2.50%)
Effect of Other - net	(2.40%)	(2.50%)	(0.70%)
Effective tax rate	30.40%	40.40%	31.80%
Reconciliation of unrecognized tax
Balance at beginning of year	29,666	31,268	36,963
Additions based on tax positions related to the current year	3,760	2,807	3,109
Additions for tax positions of prior years	7,392	1,354	1,841
Reductions for tax positions of prior years	(6,583)	(3,339)	(9,123)
Settlements	(1,139)	(1,089)	(55)
Lapses of Statutes of Limitations	(4,977)	(1,335)	(1,467)
Balance at end of year	$ 28,119	$ 29,666	$ 31,268